CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS)
Net Income / (loss)	$ (9,590)	$ (56,582)	$ 13,454
Other comprehensive income / (loss):
Foreign currency translation adjustment, net of nil income taxes	(832)	(3,761)	942
Total comprehensive income / (loss)	(10,422)	(60,343)	14,396
Less: comprehensive income attributable to non-controlling interests	0	0	325
Comprehensive income / (loss) attributable to LightInTheBox Holding Co., Ltd.	$ (10,422)	$ (60,343)	$ 14,071